INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]

6) INTANGIBLE ASSETS

The following table presents the breakdown of intangible assets at December 31, 2017 and 2018 and respective changes in the year:

	Thousands of U.S. dollars
	Balance at December 31, 2016	Additions	Acquisitions from business combination (Note 5)	Disposals	Transfers	Translation differences	Hyperinflation Adjustments	Balance at December 31, 2017
Cost
Development	3,907	1,513	-	(7)	(627)	(90)	-	4,696
Customer base	264,157	2,552	14,931	(9)	-	10,267	-	291,898
Software	138,050	12,463	1,468	(3,085)	2,115	7,024	-	158,035
Other intangible assets	44,839	18,960	57	(533)	1,155	775	-	65,253
Work in progress	2,823	-	-	(259)	(2,073)	(29)	-	462
Total cost	453,776	35,488	16,456	(3,893)	570	17,947	-	520,344
Accumulated amortization
Development	(475)	(235)	-	7	(1)	13	-	(691)
Customer base	(105,296)	(25,222)	-	-	-	(3,140)	-	(133,658)
Software	(68,138)	(24,669)	-	147	(179)	(1,066)	-	(93,905)
Other intangible assets	(31,807)	(5,069)	-	373	(390)	(624)	-	(37,517)
Total accumulated amortization	(205,716)	(55,195)	-	527	(570)	(4,817)	-	(265,771)
Impairment	(21,507)	-	-	-	-	(2,962)	-	(24,469)
Net intangible assets	226,553	(19,707)	16,456	(3,366)	-	10,168	-	230,104

	Thousands of U.S. dollars
	Balance at December 31, 2017	Additions	Acquisitions from business combination (Note 5)	Disposals	Transfers	Translation differences	Hyperinflation Adjustments	Balance at December 31, 2018
Cost
Development	4,696	2,081	-	(777)	-	(1,341)	431	5,090
Customer base	291,898	-	-	(411)	-	(38,285)	9,725	262,927
Software	158,035	53,035	-	(676)	5,182	(22,973)	2,363	194,966
Other intangible assets	65,253	6,091	-	(1,007)	(820)	(733)	276	69,060
Work in progress	462	927	-	-	-	(300)	-	1,089
Total cost	520,344	62,134	-	(2,871)	4,362	(63,632)	12,795	533,132
Accumulated amortization
Development	(691)	(181)	-	14	-	727	(516)	(647)
Customer base	(133,658)	(23,423)	-	150	-	18,461	(4,820)	(143,290)
Software	(93,905)	(28,992)	-	48	-	10,269	(1,265)	(113,845)
Other intangible assets	(37,517)	(6,085)	-	1,153	-	2,998	(708)	(40,159)
Total accumulated amortization	(265,771)	(58,681)	-	1,365	-	32,455	(7,309)	(297,941)
Impairment	(24,469)	(626)	-	-	-	1,104	-	(23,991)
Net intangible assets	230,104	2,827	-	(1,506)	4,362	(30,073)	5,486	211,202

“Customer base” represents the fair value, of the intangible assets arising from customer relationships (tacit or explicitly formulated in contracts) with Telefónica Group and with other customers identified in business combination transactions. The addition in 2017 of new entity in the customer base is related of the acquisition of Interfile, as mentioned in Note 5.

Of the total customer base in 2018, the fair value assigned to commercial relationships with Telefónica at the acquisition date amounts to 247,744 thousand U.S. dollars, while the remaining amount relates to other customers.

In terms of geographic distribution, the customer base corresponds to businesses in Brazil (112,632 thousand U.S. dollars), Spain (49,910 thousand U.S. dollars) net of impairment, Mexico (48,202 thousand U.S. dollars), Peru (15,648 thousand U.S. dollars), Colombia (3,106 thousand U.S. dollars), Chile (8,940 thousand U.S. dollars) and Argentina and Uruguay (4,033 thousand U.S. dollars).

In 2018, the additions are mainly related to acquisition by Atento of the rights to software’s use of $38,500 thousand US dollars and development of software’s Visibility and Control, Digital Voice & Operations Systems in Atento Brasil in the amount of 4,600 thousand U.S. dollars.

“Other intangible assets” mainly include payment of loyalty incentives established with customers of the Atento Brasil S.A. and the intangible asset arising from the directory services business in Atento Teleservicios España.

“Work in progress” mainly include the ERP implementation costs which are currently in progress.

In 2018, was recognized the impairment of 626 thousand US dollars relating to other intangible assets in Spain.